Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
15.	Leases
The Company leases real estate, primarily its corporate headquarters in Cambridge, Massachusetts. The Company’s leases have remaining terms ranging from 1 year to 7 years. Certain leases include options to renew, exercised at the Company’s sole discretion, with renewal terms that can extend the lease five years. The Company evaluated the renewal options in its leases to determine if it was reasonably certain that the renewal option would be exercised, and therefore should be included in the calculation of the operating lease assets and operating lease liabilities. Given the Company’s current business structure, uncertainty of future growth, and the associated impact to real estate, the Company concluded that it is not reasonably certain that the renewal option related to its corporate headquarters would be exercised. However, for leases it determined the renewal option was probable to be exercised, the Company included the renewal period in the calculation of the operating lease right-of-use
assets and operating lease liabilities. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard, the Company has recorded a
right-of-use
asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at either 7.0% or 10.5%, the Company’s incremental borrowing rates, over the expected term. The right-of-use
asset is reduced by any lease incentives received and the legacy deferred rent balance.
In May 2016, the Company entered into an operating lease agreement for its corporate headquarters in Cambridge, Massachusetts, with a ten-year
term that expires in February 2027 (“Initial Space”). Rental payments related to the lease commenced in April 2017. In connection with this lease, the Company was entitled to cash incentives from the landlord to be used for the construction of leasehold improvements within the facility. As of January 1, 2019, the Company was entitled to $4,803 of such incentives, which were recorded as a reduction to the right-of-use
asset and included as a straight-line reduction to lease expense over the lease term.
In May 2018, the Company executed an amendment to lease an additional 33,529 square feet at 50 Hampshire Street in Cambridge, Massachusetts, with a
10-year
term (“Expansion Space”). This additional space became available for occupancy on January 1, 2020 and rental payments related to the lease commenced in April 2020. In connection with this lease amendment, the Company was entitled to a landlord-provided tenant improvement allowance of up to $1,005 to be applied to the cost of the construction of l ease
hold improvements. The Company determined that it owns the leasehold improvements and, as such, reflected the $1,005 lease incentive as a reduction of the rental payments used to measure the operating lease liability, and, in turn, the operating lease right-of-use
asset as of the lease commencement date.
The components of the Company’s lease expense are as follows:

Lease Costs	Classification	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Operating lease cost	R&D Expense	$2,121	$2,000	$2,111
	G&A Expense	3,261	3,353	3,292
Variable lease costs (1)	R&D Expense	648	641	585
	G&A Expense	1,144	1,112	1,169

Total lease cost		$7,174	$7,106	$7,157

Weighted-average remaining lease term (in months)		85.92	98.73	109.84
Weighted-average discount rate		10.5%	10.5%	10.5%

(1)
Variable lease costs include certain additional charges for operating costs, including insurance, maintenance, taxes, utilities, and other costs incurred, which are billed based on both usage and as a percentage of the Company’s share of total square footage. Short term lease costs are immaterial.

Cash paid for amounts included in the measurement of the Company’s operating lease liabilities was $7,462 and $7,916 for the years ended December 31, 2022 and 2021.

As of December 31, 2022, the maturities of the Company’s operating lease liabilities were as follows:

Year Ending December 31,
2023	$5,790
2024	5,630
2025	5,656
2026	5,782
2027	6,018
Thereafter	14,065

Total future lease payments	42,941
Less: Interest	(12,489)

Present value of future lease payments (lease liability)	$30,452

Future minimum lease payments for the Company’s operating leases as of December 31, 2021 were as follows:

Year Ending December 31,
2022	$5,385
2023	5,413
2024	5,533
2025	5,656
2026	5,782
Thereafter	20,083

$47,852

Sublease Agreement with EQRx, Inc.
In December 2019, the Company entered into a sublease agreement with EQRx, Inc. to sublease the entire Expansion Space. The term of the sublease agreement commenced in January 2020 and ends on the last day of the 36th calendar month following rent commencement, with no option to extend. The annual rent for the subleased premises is greater than the annual rent owed by the Company to the landlord for the leased premises. The sublessee is obligated to pay all real estate taxes and costs related to the subleased premises, including cost of operations, maintenance, repair, replacement and property management. The Company concluded that the sublease is an operating lease. Consistent with the Company’s policy election for lessor operating leases, each lease component and its associated non-lease
components is accounted for as a single lease component.
In May 2022, the Company entered into the second amendment to the Sublease Agreement (as amended, the “Sublease Amendment”). The Sublease Amendment extended the term of the sublease for a period of 18 months, with an option to extend the sublease for a further six months upon the expiration of the Sublease Amendment. The Sublease Amendment has been accounted for as a single-modified contract. The Company determined the Sublease Amendment would continue to be accounted for as an operating lease. Consistent with the Company’s policy election for lessor operating leases, each lease component and its associated non-lease
components is accounted for as a single lease component.
As of December 31, 2022, future undiscounted cash inflows under the sublease are as follows:

Year Ending December 31,
2023	$2,566
2024	1,494

$4,060

In the years ended December 31, 2022, 2021 and 2020, the Company recognized sublease income of $3,335, $3,371 and $3,169, respectively.